Fair value measurement of financial instruments	6 Months Ended
Jun. 30, 2024
Fair Value Measurement Of Financial Instruments [Abstract]
Fair value measurement of financial instruments	Fair value measurement of financial instruments
This note provides an update on the judgements and estimates made by the Group in determining the fair values of financial instruments since the last annual financial report.

Nature of financial instruments recognised and measured at fair value

Apeiron shares

During the six months ended June 30, 2024 the Group’s only financial instrument measured at fair value consisted of 9,173,021 ordinary shares with a par value of $0.00001 each and 1,549,942 Series Pre-A preferred shares with a par value of $0.00001 each that the Group holds in Apeiron, which were acquired in March 2021 and in relation to which the Group has taken the election provided within IFRS 9 to recognise fair value gains and losses within Other Comprehensive Income.

On July 17, 2024 the Group and Apeiron entered into an Asset Purchase Agreement, IP Assignment Agreement, Subscription Agreement and Share Surrender Agreement, pursuant to which the Group now owns the full rights to the intellectual property in GTAEX617. As part of the consideration for the transaction, the Group surrendered its shares in Apeiron; see note 24 for further details.

Fair value measurements using significant unobservable inputs (level 3)- equity investments at FVOCI

Unlisted equity securities
£’000
Opening balance as at January 1, 2024	2,145
Gain recognised in other comprehensive income	—
Closing balance as at June 30, 2024	2,145

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at June 30, 2024. There have been no transfers between levels 2 and 3 and changes in valuation techniques during the period.
15.    Fair value measurement of financial instruments (continued)

Other financial instruments

On January 19, 2024 the Group invested £150,000,000 into a six-month short term deposit with an F1-rated financial institution. This short term deposit accrued interest at a rate of 5.1% and has been classified as a financial asset at amortised cost. The deposit was redeemed inclusive of accrued interest on July 19, 2024.

On July 19, 2024 the Group invested £125,000,000 into a six-month deposit with an F1-rated financial institution. This short term deposit accrued interest at a rate of 5.1% and has been classified as a financial asset at amortised cost. On the same date the Group invested a further £28,837,000 into a three-month deposit with the same financial institution, also at a rate of 5.1%. This deposit has been classified as a cash equivalent.

The Group measures expected credit losses over cash and cash equivalents as a function of individual counterparty credit ratings and associated 12 month default rates. Expected credit losses over cash and cash equivalents and third-party financial derivatives are deemed to be immaterial and no such loss has been experienced during the three and six months ended June 30, 2024.

The Group also has a number of other financial instruments which are not measured at fair value in the balance sheet consisting of trade receivables, trade and other payables and other loans. For these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.